Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,445	$ 6,403	$ 4,661
Less: accumulated depreciation and amortization of software	(1,559)	(1,492)	(1,229)
Property, plant and equipment, net	4,886	4,911	3,432
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	455	434	430
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	113	113	113
Internally developed software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,810	5,789	4,050
Other software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 67	$ 67	$ 68